FAIR VALUE OF FINANCIAL INSTRUMENTS - INVESTMENTS IN EQUITY METHOD INVESTEES LEVEL 3 (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended			6 Months Ended
	Apr. 02, 2013	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012
Contributions to equity method investees	$ 250,000
Distributions of earnings from equity method investees					(4,822)
Change in fair value of investments in equity method investees		20,127			21,096
Investments in equity method investees at fair value		183,153			183,153
Recurring Basis | Level 3 Inputs
Investments in equity method investees at fair value
Contributions to equity method investees					178,866
Distributions of earnings from equity method investees					(4,822)
Distributions of capital from equity method investees					(11,987)
Change in fair value of investments in equity method investees					21,096
Investments in equity method investees at fair value		$ 183,153	[1]		$ 183,153	[1]

[1]	(A) The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.